JPMorgan Large Cap Growth Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	33.17%	19.36%	17.00%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	33.50%	19.67%	17.28%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	33.84%	19.96%	17.56%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	34.05%	20.15%	17.75%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.72%	18.86%	15.69%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.41%	16.16%	14.18%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	34.17%	20.27%	17.87%